Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous non-current assets [abstract]
Amounts receivable under insurance contracts	£ 849	£ 756
Pension schemes in surplus	741	183
Other receivables	86	102
Total	£ 1,676	£ 1,041